Long-Term Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2014
Debt Instrument [Line Items]
Line of credit	$ 94,000,000
Remaining borrowing availability	26,000,000
Long term advances	0	$ 0
Proceeds from Private placement, outstanding balance	$ 9,974,000	$ 9,534,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Fixed rate junior subordinated debt securities per security			$ 1,000
Minimum investment required under private placement			$ 50,000
Debt securities final maturity date	Mar. 31, 2024
Proceeds from Private placement, outstanding balance	$ 9,500,000
Debt instrument earliest redemption date	Mar. 31, 2019
Interest rate of private placement	5.75%
Final maturity drops period	5 years
Percentage of proceeds from sale of securities imposed as reduction	20.00%
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long term advances	$ 68,000,000